JPMorgan U.S. Value Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 3.5%
General Dynamics Corp.	277	78,397
Northrop Grumman Corp.	118	56,396
RTX Corp.	663	64,672
		199,465
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	640	95,098
Banks — 8.0%
Bank of America Corp.	3,276	124,211
M&T Bank Corp.	367	53,398
PNC Financial Services Group, Inc. (The)	395	63,789
US Bancorp	1,445	64,609
Wells Fargo & Co.	2,655	153,905
		459,912
Beverages — 0.7%
PepsiCo, Inc.	239	41,793
Biotechnology — 3.7%
AbbVie, Inc.	534	97,184
Biogen, Inc. *	67	14,337
Regeneron Pharmaceuticals, Inc. *	47	45,682
Vertex Pharmaceuticals, Inc. *	130	54,288
		211,491
Building Products — 1.4%
Carrier Global Corp.	1,395	81,117
Capital Markets — 6.7%
BlackRock, Inc.	135	113,013
Charles Schwab Corp. (The)	1,353	97,850
Goldman Sachs Group, Inc. (The)	93	38,711
Morgan Stanley	1,115	104,989
S&P Global, Inc.	69	29,417
		383,980
Chemicals — 3.3%
Air Products and Chemicals, Inc.	352	85,354
Axalta Coating Systems Ltd. *	3,138	107,909
		193,263
Commercial Services & Supplies — 0.7%
Republic Services, Inc.	221	42,395
Construction Materials — 1.4%
Vulcan Materials Co.	303	82,762
Consumer Finance — 1.8%
American Express Co.	355	80,910
Capital One Financial Corp.	146	21,698
		102,608

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.8%
Dollar General Corp.	215	33,563
Walmart, Inc.	1,160	69,791
		103,354
Containers & Packaging — 0.4%
Ball Corp.	383	25,775
Electric Utilities — 2.0%
Entergy Corp.	167	17,666
NextEra Energy, Inc.	953	60,898
Xcel Energy, Inc.	634	34,103
		112,667
Electrical Equipment — 1.7%
Eaton Corp. plc	313	97,716
Entertainment — 0.6%
Walt Disney Co. (The)	286	34,998
Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B *	311	130,576
Fiserv, Inc. *	270	43,155
		173,731
Food Products — 0.8%
Mondelez International, Inc., Class A	621	43,449
Ground Transportation — 2.8%
CSX Corp.	2,959	109,703
Union Pacific Corp.	221	54,372
		164,075
Health Care Equipment & Supplies — 3.5%
Becton Dickinson & Co.	163	40,356
Boston Scientific Corp. *	921	63,074
Medtronic plc	649	56,536
Zimmer Biomet Holdings, Inc.	308	40,649
		200,615
Health Care Providers & Services — 4.3%
Cigna Group (The)	198	71,739
Humana, Inc.	103	35,681
UnitedHealth Group, Inc.	218	108,020
Universal Health Services, Inc., Class B	181	33,044
		248,484
Health Care REITs — 0.4%
Ventas, Inc.	476	20,712
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	1,514	31,303

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	8	27,206
McDonald's Corp.	201	56,805
		84,011
Household Products — 1.3%
Procter & Gamble Co. (The)	448	72,666
Insurance — 4.1%
Chubb Ltd.	251	64,950
Hartford Financial Services Group, Inc. (The)	661	68,156
Marsh & McLennan Cos., Inc.	137	28,225
MetLife, Inc.	671	49,751
Prudential Financial, Inc.	235	27,593
		238,675
Interactive Media & Services — 2.2%
Alphabet, Inc., Class C *	385	58,673
Meta Platforms, Inc., Class A	144	69,704
		128,377
IT Services — 0.6%
International Business Machines Corp.	183	34,873
Machinery — 2.6%
Dover Corp.	512	90,692
Parker-Hannifin Corp.	107	59,446
		150,138
Media — 1.4%
Comcast Corp., Class A	1,899	82,333
Multi-Utilities — 1.8%
CMS Energy Corp.	875	52,796
Public Service Enterprise Group, Inc.	801	53,480
		106,276
Oil, Gas & Consumable Fuels — 8.3%
Chevron Corp.	786	124,034
ConocoPhillips	1,214	154,447
EOG Resources, Inc.	668	85,447
Exxon Mobil Corp.	1,010	117,355
		481,283
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	1,539	83,466
Eli Lilly & Co.	44	34,404
Johnson & Johnson	523	82,763
Merck & Co., Inc.	178	23,425
Pfizer, Inc.	873	24,236
		248,294
Residential REITs — 0.3%
AvalonBay Communities, Inc.	94	17,424

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc. *	273	49,179
Analog Devices, Inc.	491	97,166
NXP Semiconductors NV (China)	364	90,072
Teradyne, Inc. (a)	305	34,424
Texas Instruments, Inc.	458	79,852
		350,693
Software — 1.6%
Microsoft Corp.	216	91,052
Specialty Retail — 5.7%
AutoZone, Inc. *	20	63,184
Home Depot, Inc. (The)	178	68,181
Lowe's Cos., Inc.	331	84,473
O'Reilly Automotive, Inc. *	31	34,647
TJX Cos., Inc. (The)	793	80,448
		330,933
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	375	35,280
Tobacco — 1.4%
Philip Morris International, Inc.	863	79,082
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	178	29,108
Total Common Stocks (Cost $4,388,515)		5,711,261
Short-Term Investments — 1.2%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c) (Cost $53,132)	53,121	53,142
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (b) (c)	10,994	10,994
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	2,688	2,688
Total Investment of Cash Collateral from Securities Loaned (Cost $13,686)		13,682
Total Short-Term Investments (Cost $66,818)		66,824
Total Investments — 100.1% (Cost $4,455,333)		5,778,085
Liabilities in Excess of Other Assets — (0.1)%		(3,859)
NET ASSETS — 100.0%		5,774,226

Percentages indicated are based on net assets.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $13,546.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,778,085	$—	$—	$5,778,085

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$173,633	$863,234	$983,777	$48	$4	$53,142	53,121	$4,938	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	—	40,000	29,000	(2)	(4)	10,994	10,994	200	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	13,244	10,556	—	—	2,688	2,688	27	—
Total	$173,633	$916,478	$1,023,333	$46	$—	$66,824		$5,165	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.